Derivative Financial Instruments and Hedging Activities - Summary of Interest Rate Swaps Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Notional	$ 98,976	$ 174,524
Fair Value	5,611	12,294
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional	(98,976)	174,524
Fair Value	$ (5,649)	$ (12,419)